Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 8,585	$ 7,948
Non-interest income	9,375	8,791
Total revenue	17,960	16,739
Provision for credit losses	1,090	1,050
Non-interest expense	9,463	9,256
Income before income taxes	7,407	6,433
Income taxes (recoveries)	1,622	1,302
Net income	5,785	5,131
Non-interest expense includes:
Depreciation and amortization	708	758
Total assets	2,342,393		$ 2,325,006
Total liabilities	2,202,535		2,185,855
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,831	3,505
Non-interest income	1,407	1,306
Total revenue	5,238	4,811
Provision for credit losses	531	488
Non-interest expense	2,020	2,015
Income before income taxes	2,687	2,308
Income taxes (recoveries)	725	630
Net income	1,962	1,678
Non-interest expense includes:
Depreciation and amortization	271	274
Total assets	577,353		574,456
Total liabilities	577,342		574,462
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,895	1,796
Non-interest income	312	331
Total revenue	2,207	2,127
Provision for credit losses	286	339
Non-interest expense	725	710
Income before income taxes	1,196	1,078
Income taxes (recoveries)	333	301
Net income	863	777
Non-interest expense includes:
Depreciation and amortization	26	26
Total assets	196,606		196,254
Total liabilities	196,602		196,252
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,454	1,394
Non-interest income	4,630	4,174
Total revenue	6,084	5,568
Provision for credit losses	18	81
Non-interest expense	4,384	4,204
Income before income taxes	1,682	1,283
Income taxes (recoveries)	387	303
Net income	1,295	980
Non-interest expense includes:
Depreciation and amortization	255	317
Total assets	195,408		196,129
Total liabilities	193,848		194,689
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	338	406
Total revenue	338	406
Non-interest expense	78	87
Income before income taxes	260	319
Income taxes (recoveries)	47	47
Net income	213	272
Non-interest expense includes:
Depreciation and amortization	12	(2)
Total assets	32,722		32,405
Total liabilities	32,552		32,234
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,218	918
Non-interest income	2,800	2,838
Total revenue	4,018	3,756
Provision for credit losses	256	142
Non-interest expense	2,119	2,041
Income before income taxes	1,643	1,573
Income taxes (recoveries)	165	141
Net income	1,478	1,432
Non-interest expense includes:
Depreciation and amortization	143	144
Total assets	1,231,331		1,223,853
Total liabilities	1,230,502		1,223,212
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	187	335
Non-interest income	(112)	(264)
Total revenue	75	71
Provision for credit losses	(1)
Non-interest expense	137	199
Income before income taxes	(61)	(128)
Income taxes (recoveries)	(35)	(120)
Net income	(26)	(8)
Non-interest expense includes:
Depreciation and amortization	1	$ (1)
Total assets	108,973		101,909
Total liabilities	$ (28,311)		$ (34,994)